CONTRACT ASSETS, NET	12 Months Ended
Jun. 30, 2020
CONTRACT ASSETS, NET
CONTRACT ASSETS, NET

NOTE 10. CONTRACT ASSETS, NET

Contract assets, net consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
Third Party	RMB	RMB	U.S. Dollars
Contract assets	¥4,796,153	¥31,677,348	$4,480,702
Impairment of contract assets	(162,213)	(139,762)	(19,769)
Total contract assets, net	¥4,633,940	¥31,537,586	$4,460,933

Impairment of contract asset was ¥56,072 for the year ended June 30, 2018, net recovery of impairment of contract asset was ¥233,391 and ¥22,451 ($3,176) for the years ended June 30, 2019 and 2020, respectively.

Movement of impairment of contract assets is as follows:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥395,604	¥162,213	$22,945
Reversal of expense	(233,391)	(22,451)	(3,176)
Ending balance	¥162,213	¥139,762	$19,769